EQUITY TRANSACTIONS - Outstanding restricted stock units (Details)	Jun. 30, 2012
John McKowen
RSUs issued October	2,480,948
RSUs issued January	1,400,000
Gary Barber
RSUs issued October	1,000,000
RSUs issued January	1,400,000
Wayne Harding
RSUs issued October	700,000
RSUs issued January	500,000
Exercised to Date	366,666
John Stroh
RSUs issued October	220,236
Vesting Date	2011-01
Exercised to Date	220,236
Jolee Henry
RSUs issued October	400,000
Vesting Date	2011-01
Exercised to Date	400,000
Grantee6Member
RSUs issued October	880,000
Exercised to Date	150,000